Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, Plant and Equipment, Net
14.	Property, Plant and Equipment, Net

(a)	Property, plant and equipment as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020					2021
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	2,592,705	(2,618)	—	2,590,087	2,702,768	(53)	—	2,702,715
Buildings		9,417,295	(5,250,281)	(5,614)	4,161,400	9,802,539	(5,592,600)	(5,489)	4,204,450
Structures		6,363,370	(3,338,075)	(69)	3,025,226	6,683,546	(3,551,692)	(59)	3,131,795
Machinery and equipment		48,435,445	(31,570,233)	(7,905)	16,857,307	50,090,721	(33,663,244)	(7,321)	16,420,156
Vehicles		310,078	(272,705)	(217)	37,156	324,073	(277,437)	(606)	46,030
Tools		423,927	(363,360)	(266)	60,301	453,297	(375,212)	(290)	77,795
Furniture and fixtures		670,079	(542,217)	(403)	127,459	752,314	(585,881)	(271)	166,162
Lease assets		1,093,817	(320,117)	—	773,700	1,288,639	(420,893)	—	867,746
Bearer plants		171,160	(21,195)	—	149,965	185,234	(30,552)	—	154,682
Construction-in- progress		2,474,766	(850,839)	(6,387)	1,617,540	1,961,033	(125,620)	(10,246)	1,825,167

	￦	71,952,642	(42,531,640)	(20,861)	29,400,141	74,244,164	(44,623,184)	(24,282)	29,596,698

(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2020 and 2021 were as follows:

1)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*1)	Others(*2)	Ending
Land	￦	2,526,059	29,639	(2,633)	—	3,490	33,532	2,590,087
Buildings		4,215,454	13,825	(6,296)	(319,774)	(3,778)	261,969	4,161,400
Structures		2,904,506	85,958	(6,661)	(231,737)	(883)	274,043	3,025,226
Machinery and equipment		17,218,264	138,533	(27,966)	(2,298,951)	(8,080)	1,835,507	16,857,307
Vehicles		32,285	6,475	(546)	(14,599)	—	13,541	37,156
Tools		70,751	20,230	(211)	(38,838)	—	8,369	60,301
Furniture and fixtures		130,132	23,352	(2,908)	(43,832)	(519)	21,234	127,459
Lease assets		774,582	204,699	(9,300)	(172,029)	—	(24,252)	773,700
Bearer plants		124,193	118	(155)	(7,971)	—	33,780	149,965
Construction-in-progress		1,929,747	2,835,921	(7,001)	—	(17,270)	(3,123,857)	1,617,540

	￦	29,925,973	3,358,750	(63,677)	(3,127,731)	(27,040)	(666,134)	29,400,141

(*1)
The Company estimated the recoverable amount of individual assets that it ceased their use due to the disposal plan and others at fair value less costs to sell based on sale price or scrap value and recognized an impairment loss since recoverable amounts are less than their carrying amounts for the year ended December 31, 2020. During the year ended December 31, 2020, the Company recognized impairment losses on damaged assets caused by a fire accident.

(*2)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications with investment property resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*1,2,3)	Others(*4)	Ending
Land	￦	2,590,087	66,015	(117)	—	5,670	41,060	2,702,715
Buildings		4,161,400	22,559	(4,001)	(316,999)	(32,863)	374,354	4,204,450
Structures		3,025,226	15,728	(15,727)	(233,370)	(4,900)	344,838	3,131,795
Machinery and equipment		16,857,307	206,564	(31,769)	(2,283,704)	(77,173)	1,748,931	16,420,156
Vehicles		37,156	14,896	(832)	(15,242)	(58)	10,110	46,030
Tools		60,301	21,802	(782)	(30,864)	(69)	27,407	77,795
Furniture and fixtures		127,459	28,178	(1,630)	(47,135)	(667)	59,957	166,162
Lease assets		773,700	224,667	(8,320)	(172,443)	(1,547)	51,689	867,746
Bearer plants		149,965	—	(24,876)	(9,264)	—	38,857	154,682
Construction-in-progress		1,617,540	2,838,175	(10,789)	—	(190,556)	(2,429,203)	1,825,167

	￦	29,400,141	3,438,584	(98,843)	(3,109,021)	(302,163)	268,000	29,596,698

(*1)
The Company estimated the recoverable amount of individual assets that it ceased their use due to the disposal plan and others at fair value less costs to sell based on sale price or scrap value and recognized an impairment loss since recoverable amounts are less than their carrying amounts for the year ended December 31, 2021. During the year ended December 31, 2021, the Company recognized impairment losses on damaged assets caused by the fire accident.

(*2)
The Company decided to stop the intended use for Synthetic Natural Gas (SNG) facility and sell the related assets. The Company estimated the recoverable amount based on expected sale price and recognized
￦
217,564 million of impairment loss in 2021. The remaining balances were classified as assets held for sale as of December 31, 2021.

(*3)
During the year ended December 31, 2021, evidence of impairment occurred due to changes in the quality of bituminous coal and changes in production plans at Narrabri Coal Mine where POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD, a subsidiary of the Company, participates as a non-operating
party. The Company recognized an impairment loss of
￦
27,672 million since recoverable amounts are less than their carrying amounts.

(*4)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications with investment property
resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Weighted average expenditure	￦	587,628	932,298	1,230,145
Borrowing costs capitalized		22,775	29,653	31,295
Capitalization rate (%)		3.57 ~ 5.46	3.14 ~ 3.18	2.25 ~ 3.16

(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2020 and 2021 are as follows:

(in millions of Won)		Book value
	Collateral right holder	2020		2021
Land	Korean Development Bank and others	￦	867,820	933,560
Buildings and structures	Korean Development Bank and others		1,464,551	1,598,040
Machinery and equipment	Korean Development Bank and others		2,263,383	2,286,656

		￦	4,595,754	4,818,256

As of December 31, 2021, assets pledged as collateral related to the Company’s borrowings and others amounting to
￦
5,637,044 million include investment properties and other assets such as right to use land.

(e)	Changes in the carrying amount of right of use assets presented as investment property and property, plant and equipment for the years ended December 31, 2020 and 2021 were as follows:

1)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	341,767	18,962	(16,397)	27,387	371,719
Buildings and structures		171,112	47,374	(57,593)	10,867	171,760
Machinery and equipment		215,828	86,373	(38,909)	(24,111)	239,181
Vehicles		14,105	6,186	(9,486)	651	11,456
Ships		24,082	111,537	(29,064)	—	106,555
others		8,113	45,803	(23,786)	(2,500)	27,630

	￦	775,007	316,235	(175,235)	12,294	928,301

2)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	371,719	14,161	(14,191)	19,757	391,446
Buildings and structures		171,760	30,912	(61,261)	2,443	143,854
Machinery and equipment		239,181	13,543	(41,721)	45,202	256,205
Vehicles		11,456	12,159	(8,657)	(205)	14,753
Ships		106,555	120,217	(16,716)	—	210,056
others		27,630	33,675	(34,261)	(7,145)	19,899

	￦	928,301	224,667	(176,807)	60,052	1,036,213

(f)	The amount recognized in profit or loss related to leases for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Interest on lease liabilities	￦	35,483	36,373	32,331
Expenses related to short-term leases		41,974	18,809	20,885
Expenses related to leases of low-value assets		14,150	14,375	18,577

	￦	91,607	69,557	71,793